Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Prudential’s Gibraltar Fund, Inc.
Entity Central Index Key	0000080946
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
PRUDENTIAL'S GIBRALTAR FUND, INC.
Shareholder Report [Line Items]
Fund Name	Prudential’s Gibraltar Fund, Inc.
Class Name	Prudential’s Gibraltar Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Prudential’s Gibraltar Fund, Inc. (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Prudential’s Gibraltar Fund, Inc.	$33	0.64%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.64%
Net Assets	$ 165,424,940
Holdings Count | Holdings	45
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 6/30/2025?
Fund’s net assets	$ 165,424,940
Number of fund holdings	45
Portfolio turnover rate for the period	12%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 6/30/2025?

Industry Classification	% of Net Assets
Software	15.0%
Semiconductors & Semiconductor Equipment	13.5%
Interactive Media & Services	10.5%
Broadline Retail	9.0%
Financial Services	8.8%
Consumer Staples Distribution & Retail	7.5%
Pharmaceuticals	5.7%
Technology Hardware, Storage & Peripherals	4.3%
Affiliated Mutual Fund - Short-Term Investment (1.5% represents investments purchased with collateral from securities on loan)	4.0%
Entertainment	3.2%
Health Care Equipment & Supplies	3.0%
Hotels, Restaurants & Leisure	2.5%
Automobiles	2.5%
Industry Classification	% of Net Assets
Ground Transportation	2.3%
Capital Markets	1.9%
Biotechnology	1.7%
IT Services	1.5%
Electric Utilities	1.2%
Insurance	1.1%
Electronic Equipment, Instruments & Components	1.0%
Textiles, Apparel & Luxury Goods	0.7%
Aerospace & Defense	0.6%
101.5%
Liabilities in excess of other assets	(1.5)%
100.0%